Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule of investments in affiliates

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	2018	2017
Balance Sheet:	US$’000	US$’000

Current assets	46,925	56,911

Non-current assets	19,450	26,544
Total assets	66,375	83,455

Total liabilities	(40,330)	(36,948)
Total shareholders’ equity	26,045	46,507

	2018	2017
Operating results:	US$’000	US$’000

Net sales	50,165	62,234

Operating (loss) / income	(5,194)	4,439

Net (loss) / income	(4,048)	3,863

A summary of the financial information of the affiliate, Jia Huan, for the year 2017 is set forth below:

2017
Balance Sheet:	US$’000

Current assets	21,374

Non-current assets	4,570
Total assets	25,944

Total liabilities	(10,215)
Total shareholders’ equity	15,729

2017
Operating results:	US$’000

Net sales	16,301

Operating income	32

Net income	597